Basis of Presentation - Schedule of Condensed Consolidated Statement of Comprehensive Income (Details) - EUR (€) € in Thousands	2 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Line Items]
General administrative expenses	€ (25,130)	€ (31,039)	€ (52,628)	€ (171,388)	€ (86,589)
Profit from operations	(25,130)	15,181		260,688	363,027
Profit (loss) before tax	(25,130)	(13,777)	119,718	153,652	250,524
Income tax benefit	(6,178)	(3,428)	€ (20,694)	(78,630)	(63,413)
Net profit (loss)	€ (18,952)	€ (17,205)		€ 75,022	€ 187,111